Net Loss Per Share - Additional Information (Details) - $ / one_hundred_dollars_of_preferred_stock		12 Months Ended
	Feb. 14, 2017	Dec. 31, 2017
Series A preferred stock
Earnings Per Share [Line Items]
Dividend rate per 100 dollars of stock	8	8